DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments

Our derivative instruments are not designated as hedging instruments and the positions at June 30, 2019 and December 31, 2018 are summarized as follows:

(in thousands of $)	2019	2018
Interest rate swaps	438	5,424
Bunker derivatives	169	433
Forward freight agreements	2,173	3,592
Asset - Derivatives fair value	2,780	9,449

(in thousands of $)	2019	2018
Interest rate swaps	8,952	—
Currency swaps	873	536
Bunker derivatives	468	758
Liability - Derivatives fair value	10,293	1,294

Derivative Instruments Loss (Gain)
During the six months ended June 30, 2019 and June 30, 2018, the following amounts were recognized in the consolidated statement of operations:

(in thousands of $)		2019	2018
Interest rate swaps	Mark to market gain (loss)	(12,387)	9,795
Foreign currency swaps	Mark to market gain (loss)	(337)	(85)
Forward freight agreements	Mark to market gain (loss)	2,500	(2,772)
Bunker derivatives	Mark to market gain (loss)	7	993
		(10,217)	7,931